Segmented Information - Narrative (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Bank for Investment and Development of Vietnam Insurance Joint Stock Corporation
Disclosure of operating segments [line items]
Ownership percentage	35.00%	35.00%
Falcon Insurance PLC
Disclosure of operating segments [line items]
Ownership percentage	41.20%	41.20%